The following tables reflect the calculation of basic and diluted net (loss) income per common share (in dollars, except per share amounts) (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Net income (loss)	$ (2,064,081)	$ 2,668,049	$ (1,855,229)	$ 6,865,260
Accretion of Class A common stock to redemption amount	(34,856)	(897,964)	(336,661)	(1,200,053)	$ 25,042,451	$ 2,177,762
Gain on waiver of deferred underwriting commissions by underwriter			6,014,585
Net (loss) income including accretion of temporary equity to redemption value and gain on waiver of deferred underwriting commissions by underwriter	(2,098,937)	1,770,085	3,822,695	5,665,207
Net income (loss) including accretion of temporary equity to redemption value and gain on waiver of deferred underwriting commissions by underwriter					(17,926,310)	5,534,845
Common Class A [Member]
Net income (loss)	(435,949)	2,314,032	(4,820,469)	5,732,219	12,962,778	6,580,312
Accretion of Class A common stock to redemption amount	34,856	897,964	336,661	1,200,053	25,042,451	2,177,762
Gain on waiver of deferred underwriting commissions by underwriter			(6,014,585)
Net income (loss) including accretion of temporary equity to redemption value and gain on waiver of deferred underwriting commissions by underwriter	$ (470,805)	$ 1,416,068	$ 857,455	$ 4,532,166	$ (12,079,673)	$ 4,402,550
Weighted average shares outstanding	1,304,259	18,041,500	1,304,259	18,041,500	9,072,195	17,537,090
Basic and diluted net income (loss) per common share (in dollars per share)	$ (0.33)	$ 0.13	$ (3.7)	$ 0.32	$ 1.43	$ 0.38
Common Class B [Member]
Net income (loss)	$ (1,628,132)	$ 354,017	$ 2,965,240	$ 1,133,041	$ (5,846,637)	$ 1,132,295
Accretion of Class A common stock to redemption amount
Net income (loss) including accretion of temporary equity to redemption value and gain on waiver of deferred underwriting commissions by underwriter	$ (1,628,132)	$ 354,017	$ 2,965,240	$ 1,133,041	$ (5,846,637)	$ 1,132,295
Weighted average shares outstanding	4,510,375	4,510,375	4,510,375	4,510,375	4,391,000 [1]	4,510,375 [1]
Basic and diluted net income (loss) per common share (in dollars per share)	$ (0.36)	$ 0.08	$ 0.66	$ 0.25	$ (1.33)	$ 0.25

[1]	For the period from March 1, 2021 (inception) through December 30, 2021 excludes 656,250 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. The underwriter partially exercised its over-allotment option on August 20, 2021 and forfeited the remainder of the option; thus, 520,875 Founder Shares were forfeited by the Sponsor.